Financial expense, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial income [Abstract]
Interest income from loans and credits	$ 511	$ 1,117
Interest rates gains on derivatives: cash flow hedges	601	90
Total	1,112	1,207
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities	(56,227)	(61,388)
Expenses due to interest - Other debts	(14,776)	(19,136)
Interest rates losses on derivatives: cash flow hedges	(14,143)	(15,484)
Total	(85,146)	(96,008)
Other financial income / (expenses) [Abstract]
Other financial income	6,662	2,202
Other financial losses	(3,687)	(6,315)
Total	2,975	$ (4,112)
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 3,800